Revenues - Summary of revenues (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 10,033.4	$ 7,647.9
Year round products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	4,827.1	3,467.5
Seasonal products [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	3,440.3	2,524.1
Powersports PA&A and OEM Engines [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,276.4	1,143.5
Marine [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 489.6	$ 512.8